Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 26, 2017
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Jun. 26, 2017
Document Effective Date	Jun. 26, 2017
Prospectus Date	Mar. 01, 2017
Hartford International Equity Fund | Class A
Risk/Return:
Trading Symbol	HDVAX
Hartford International Equity Fund | Class T
Risk/Return:
Trading Symbol	HDVLX
Hartford International Equity Fund | Class B
Risk/Return:
Trading Symbol	HDVBX
Hartford International Equity Fund | Class C
Risk/Return:
Trading Symbol	HDVCX
Hartford International Equity Fund | Class I
Risk/Return:
Trading Symbol	HDVIX
Hartford International Equity Fund | Class R3
Risk/Return:
Trading Symbol	HDVRX
Hartford International Equity Fund | Class R4
Risk/Return:
Trading Symbol	HDVSX
Hartford International Equity Fund | Class R5
Risk/Return:
Trading Symbol	HDVTX
Hartford International Equity Fund | Class F
Risk/Return:
Trading Symbol	HDVFX
Hartford International Equity Fund | Class Y
Risk/Return:
Trading Symbol	HDVYX
The Hartford International Small Company Fund | Class A
Risk/Return:
Trading Symbol	HNSAX
The Hartford International Small Company Fund | Class T
Risk/Return:
Trading Symbol	HNSLX
The Hartford International Small Company Fund | Class B
Risk/Return:
Trading Symbol	HNSBX
The Hartford International Small Company Fund | Class C
Risk/Return:
Trading Symbol	HNSCX
The Hartford International Small Company Fund | Class Y
Risk/Return:
Trading Symbol	HNSYX
The Hartford International Small Company Fund | Class I
Risk/Return:
Trading Symbol	HNSJX
The Hartford International Small Company Fund | Class R3
Risk/Return:
Trading Symbol	HNSRX
The Hartford International Small Company Fund | Class R4
Risk/Return:
Trading Symbol	HNSSX
The Hartford International Small Company Fund | Class R5
Risk/Return:
Trading Symbol	HNSTX
The Hartford International Small Company Fund | Class F
Risk/Return:
Trading Symbol	HNSFX
The Hartford International Value Fund | Class A
Risk/Return:
Trading Symbol	HILAX
The Hartford International Value Fund | Class C
Risk/Return:
Trading Symbol	HILCX
The Hartford International Value Fund | Class I
Risk/Return:
Trading Symbol	HILIX
The Hartford International Value Fund | Class R3
Risk/Return:
Trading Symbol	HILRX
The Hartford International Value Fund | Class R4
Risk/Return:
Trading Symbol	HILSX
The Hartford International Value Fund | Class R5
Risk/Return:
Trading Symbol	HILTX
The Hartford International Value Fund | Class Y
Risk/Return:
Trading Symbol	HILYX
The Hartford International Value Fund | Class F
Risk/Return:
Trading Symbol	HILDX
The Hartford International Value Fund | Class T
Risk/Return:
Trading Symbol	HILLX